UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23502

Siren ETF Trust

(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006

(Address of principal executive offices) (Zip code)

Javier Jimenez

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

(Name and address of agent for service)

(855) 713-3837

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

Siren ETF Trust

Siren DIVCON Leaders Dividend ETF (LEAD)

Siren DIVCON Dividend Defender ETF (DFND)

Siren Nasdaq NexGen Economy ETF (BLCN)

ANNUAL REPORT

March 31, 2023

Siren ETF Trust

Table of Contents

Shareholder Letter	2
Fund Performance	4
Siren DIVCON Leaders Dividend ETF	4
Siren DIVCON Dividend Defender ETF	5
Siren Nasdaq NexGen Economy ETF	6
Schedules of Investments	7
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	23
Change in Independent Registered Public Accounting Firm	33
Report of Independent Registered Public Accounting Firm	34
Expense Example	35
Trustees and Officers of the Trust	37
Additional Information	39
Qualified Dividend Income/Dividends Received Deduction	39
Short Term Cap Gains	39

Siren ETF Trust

Shareholder Letter

(Unaudited)

To my fellow shareholders,

Thank you for being a part of our Siren ETF Trust and trusting our ETFs with your investment decisions.

It was another volatile year for the Siren ETF Trust (“Siren” or “Trust”), with an extended correction and bear market and the continuation of “crypto winter” highlighted by massive news events in the crypto space, impacting the Siren Nasdaq NexGen Economy ETF (“BLCN”), and rampant inflation and sell offs for the overall indices impacting Siren DIVCON Leaders Dividend ETF (“LEAD”) and Siren DIVCON Dividend Defender ETF (“DFND”) (each a “Fund” or “ETF”). We greatly appreciate you staying with our funds through the turmoil, so again, Thank You for your trust and investment.

By far, the worst performer in the Siren suite of products was BLCN, with April 1, 2022 to March 31, 2023 performance being down approximately 41.79%, as compared to the MSCI ACWI Total Return Index down 7.44% for the same time period. BLCN also experienced asset loss from approximately $194 million to $80 million. Of the $114 million draw down, about $76 million was market movement with the remaining $37 million being net share redemptions.

I think it is important to point out that BLCN does not invest directly into cryptocurrency. Rather, it may invest a portion of its assets in companies involved in that space. Our goal is to flatten out the day-to- day roller-coaster ride of crypto by investing in companies based on their exposure to blockchain as a technology and not just focusing on the crypto aspects of blockchain. However, that did not stop the impact of the Crypto events from significantly impacting BLCN. The impact of the FTX collapse and collateral damage to other Crypto lenders, banks and exchanges did have a direct impact on BLCN. Silvergate, Signature Bank and Core Scientific were all holdings in the fund throughout the year that either went bankrupt or close to it, and many other holdings saw massive hits to their stock prices. We are currently seeing stabilization and recovery in the space and have a strong belief that the worst is behind us. It is interesting to note that as we see regional banks struggle with inflation and some concern over contagion in that space, that is actually “good” news for the crypto markets and has contributed to the stabilization and turn around we have seen at the end of the fiscal year.

DFND was down 3.77% during the period April 1, 2022 to March 31, 2023, as compared to the S&P 500 Total Return Index, which was down 7.73% during the same period. While the long component of DFND’s portfolio tracked the returns of the underlying index, the short positions, which consist of mostly energy and financial stocks, slightly outperformed the index as those sectors struggled during the year as energy demand and pricing softened and inflation concerns put a damper on the others. While DFND has a negative annual return, it did mitigate the drop in the overall market, however the assets dropped by about 3% through share redemptions.

LEAD began the fiscal year at $56.2 million in AUM and finished at $42.47 million in AUM, with negative performance of 2.01% during the period April 1, 2022 to March 31, 2023 as compared to the S&P 500 Total Return Index’s returns of negative 7.73% for the same period. The portfolio continues to reflect a combination of large cap securities we feel will increase their dividends throughout the year, and the yield increased slightly from the year ago period to 1.13%, the total return aspect of the fund continues to differentiate LEAD from its competitors, and we are in the process of planning a marketing campaign around the fund.

In determining the portfolio allocation for LEAD, the Fund’s index ranks securities by those having the highest probability of increasing their dividends within the following year according to the index’s methodology (dividend growers). In that regard, the index has not included certain dividend growers that would have contributed more positively to LEAD’s yield. We are pleased with the price performance of LEAD, the fact that many of the underlying securities are not heavily weighted in the broad indices really provides the opportunity for investors seeking agnostic dividend growers without being closely tied to the ups and downs of the overall market. We see this differentiator as being a large long term positive for our growth, and while we hope to see the Fund’s yield continue to grow, we will also strive to continue to provide positive price growth.

Siren continues to have a philosophy of “lean and mean”, where we seek to avoid extraneous expenses and costs with a focus on product design and affordability for the shareholder. Siren was founded as a firm where the shareholder benefit would be the number one concern and focus. That focus at this moment is a combination of growth and performance within our current suite of funds and to also bring other ETFs into the Siren universe as we strive to offer investors a wide array of thematic and broad-based exposure products to assist in their financial planning goals

Siren ETF Trust

Shareholder Letter

(Unaudited) (Continued)

Thank you for trusting us with your assets for another year, and I look forward to sharing many more smiles and news with you in my next letter.

Regards,

Scott Freeze
President
Siren ETF Trust

Siren DIVCON Leaders Dividend ETF

Fund Performance

As of March 31, 2023 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2023
Fund	1 Year	5 Years	Since Inception (January 6, 2016)
NAV Return	-2.01%	12.23%	13.05%
Market Price Return	-2.22%	12.13%	13.04%
Indices
Siren DIVCON Leaders Dividend Index(1)	-0.69%	13.28%	14.00%
S&P 500 Total Return Index(2)	-7.73%	11.19%	12.41%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund.

On November 23, 2020, the Reality Shares DIVCON Leaders Dividend ETF (the “Predecessor Leaders Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund.

Past performance does not predict future performance. Current performance may be lower or higher than the performance data above. The table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

(1)

The Index invests in the largest U.S. companies by market capitalization that, based on their DIVCONTM ratings, have the highest probability of increasing their dividends in the next 12 months. DIVCON is a dividend health rating system created by Reality Shares, Inc. which assesses the likelihood that companies will grow or cut their dividends.

(2)	The S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. The S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren DIVCON Dividend Defender ETF

Fund Performance

As of March 31, 2023 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2023
Fund	1 Year	5 Years	Since Inception (January 14, 2016)
NAV Return	-3.77%	5.73%	6.07%
Market Price Return	-3.43%	5.67%	6.06%
Indices
Siren DIVCON Dividend Defender Index(1)	-1.68%	6.66%	6.95%
S&P 500 Total Return Index(2)	-7.73%	11.19%	13.45%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund.

On November 23, 2020, the Reality Shares DIVCON Dividend Defender ETF (the “Predecessor Defender Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Defender Fund.

Past performance does not predict future performance. Current performance may be lower or higher than the performance data above. The table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

(1)

The Index invests 75% in the largest U.S. companies by market capitalization that, based on their DIVCONTM ratings, have the highest probability of increasing their dividends in the next 12 months. The remaining 25% of the Index takes a short position in companies with the highest probability of cutting their dividends in the next 12 months based on their DIVCON ratings. DIVCON is a dividend health rating system created by Reality Shares, Inc. which assesses the likelihood that companies will grow or cut their dividends.

(2)	The S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. The S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren Nasdaq NexGen Economy ETF

Fund Performance

As of March 31, 2023 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2023
Fund	1 Year	5 Years	Since Inception (January 17, 2018)
NAV Return	-41.79%	0.02%	-1.18%
Market Price Return	-41.50%	-0.05%	-1.19%
Indices
Siren NASDAQ Blockchain Economy Index(1)	-21.84%	8.69%	6.95%
MSCI ACWI Total Return Index(2)	-7.44%	6.93%	5.51%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund.

On November 23, 2020, the Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor NexGen Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor NexGen Fund.

Past performance does not predict future performance. Current performance may be lower or higher than the performance data above. The table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

(1)

The Index was created through a partnership between Reality Shares, Inc. and Nasdaq, and constitutes the joint research, analysis and investigation of both groups on the emerging development of blockchain technology. The Index is designed to measure the returns of companies that are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their use or for use by others.

(2)	The MSCI ACWI Total Return Index captures large and mid-cap representation across 23 developed markets and 24 emerging markets countries. One cannot invest directly in an index.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

March 31, 2023

Number of Shares		Value
	COMMON STOCKS 98.5%
	Consumer Discretionary 5.4%
2,977	Lowe’s Companies, Inc.	$595,311
3,282	Pool Corp.	1,123,888
1,949	The Home Depot, Inc.	575,189
		2,294,388
	Consumer Staples 2.9%
7,212	Sysco Corp.	556,983
13,540	The Kroger Co.	668,470
		1,225,453
	Energy 5.5%
3,454	Chevron Corp.	563,555
5,484	Marathon Petroleum Corp.	739,408
10,146	Phillips 66	1,028,602
		2,331,565
	Financials 9.5%
2,024	Aon PLC - Class A	638,147
3,635	Marsh & McLennan Companies, Inc.	605,409
2,978	Mastercard, Inc. - Class A	1,082,235
9,303	Nasdaq, Inc.	508,595
3,047	Visa, Inc. - Class A	686,977
8,359	W. R. Berkley Corp.	520,431
		4,041,794
	Health Care 11.8%
5,763	Abbott Laboratories	583,561
4,121	Agilent Technologies, Inc.	570,099
1,907	Elevance Health, Inc.	876,858
2,331	McKesson Corp.	829,953
1,157	UnitedHealth Group, Inc.	546,787
2,607	West Pharmaceutical Services, Inc.	903,247
4,227	Zoetis, Inc.	703,542
		5,014,047
	Industrials 24.5%
7,634	Amphenol Corp. - Class A	623,850
2,228	Cintas Corp.	1,030,851
6,115	Expeditors International of Washington, Inc.	673,384
11,393	Fastenal Co.	614,538
5,547	J.B. Hunt Transport Services, Inc.	973,277
4,841	Nordson Corp.	1,075,961
3,666	Old Dominion Freight Line, Inc.	1,249,519
8,314	Robert Half International, Inc.	669,859
4,203	Snap-on, Inc.	1,037,678
4,932	TE Connectivity Ltd.	646,832
3,249	United Parcel Service, Inc. - Class B	630,274
1,688	W.W. Grainger, Inc.	1,162,711
		10,388,734
	COMMON STOCKS 98.5% (continued)
	Materials 4.2%
3,165	Linde PLC	1,124,968
4,242	Nucor Corp.	655,262
		1,780,230
	Real Estate 2.5%
8,751	Prologis, Inc.	1,091,862

	Technology 32.2%
3,777	Analog Devices, Inc.	744,900
3,520	Accenture PLC - Class A	1,006,051
4,358	Apple, Inc.	718,634
6,216	Applied Materials, Inc.	763,511
1,927	Broadcom, Inc.	1,236,248
5,328	CDW Corporation of Delaware	1,038,374
9,978	Cognizant Technology Solutions Corp. - Class A	607,959
20,837	HP, Inc.	611,566
1,531	Intuit, Inc.	682,566
1,697	KLA Corp.	677,391
2,326	Lam Research Corp.	1,233,059
8,889	Microchip Technology, Inc.	744,720
2,488	Microsoft Corp.	717,290
2,728	Monolithic Power Systems, Inc.	1,365,473
1,542	MSCI, Inc.	863,042
3,575	Texas Instruments, Inc.	664,986
		13,675,770
	Total Common Stocks
	(Cost $40,680,895)	41,843,843

	MONEY MARKET FUNDS 1.5%
620,536	First American Government Obligations Fund, 4.65% (a)	620,536
	Total Money Market Funds
	(Cost $620,536)	620,536

	Total Investments 100.0%
	(Cost $41,301,431)	42,464,379

	Other Assets in Excess of Liabilities 0.0%	5,412

	TOTAL NET ASSETS 100.0%	$42,469,791

(a)	7-day net yield at March 31, 2023.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

Summary of Schedule of Investments

March 31, 2023 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	32.2%
Industrials	24.5
Health Care	11.8
Financials	9.5
Energy	5.5
Consumer Discretionary	5.4
Materials	4.2
Consumer Staples	2.9
Real Estate	2.5
Total Common Stocks	98.5
Total Short-Term Investments	1.5
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0(a)
Total Net Assets	100.0%

(a)	Rounds to less than 0.1%

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

March 31, 2023

Number of Shares		Value
	COMMON STOCKS 73.8%
	Consumer Discretionary 4.0%
858	Lowe’s Companies, Inc.	$171,574
588	Pool Corp.	201,355
562	The Home Depot, Inc.	165,857
		538,786
	Consumer Staples 2.7%
2,076	Sysco Corp.	160,329
3,898	The Kroger Co.	192,444
		352,773
	Energy 4.1%
994	Chevron Corp.	162,181
1,579	Marathon Petroleum Corp.	212,897
1,732	Phillips 66	175,590
		550,668
	Financials 7.8%
584	Aon PLC - Class A	184,130
1,048	Marsh & McLennan Companies, Inc.	174,544
531	Mastercard, Inc. - Class A	192,971
2,678	Nasdaq, Inc.	146,406
878	Visa, Inc. - Class A	197,954
2,406	W. R. Berkley Corp.	149,798
		1,045,803
	Health Care 9.6%
1,650	Abbott Laboratories	167,079
1,271	Agilent Technologies, Inc.	175,830
343	Elevance Health, Inc.	157,715
436	McKesson Corp.	155,238
334	UnitedHealth Group, Inc.	157,845
750	West Pharmaceutical Services, Inc.	259,853
1,216	Zoetis, Inc.	202,391
		1,275,951
	Industrials 17.1%
2,198	Amphenol Corp. - Class A	179,621
405	Cintas Corp.	187,385
1,761	Expeditors International of Washington, Inc.	193,921
3,458	Fastenal Co.	186,524
1,004	J.B. Hunt Transport Services, Inc.	176,162
822	Nordson Corp.	182,698
671	Old Dominion Freight Line, Inc.	228,704
2,394	Robert Half International, Inc.	192,885
735	Snap-on, Inc.	181,464
1,421	TE Connectivity Ltd.	186,364
936	United Parcel Service, Inc. - Class B	181,575
305	W.W. Grainger, Inc.	210,087
		2,287,390
	COMMON STOCKS 73.8% (continued)
	Materials 2.8%
525	Linde PLC	186,606
1,215	Nucor Corp.	187,681
		374,287
	Real Estate 1.5%
1,539	Prologis, Inc.	192,021

	Technology 24.2%
629	Accenture PLC - Class A	179,775
1,088	Analog Devices, Inc.	214,575
1,287	Apple, Inc.	212,226
1,789	Applied Materials, Inc.	219,743
346	Broadcom, Inc.	221,973
941	CDW Corporation of Delaware	183,391
2,873	Cognizant Technology Solutions Corp. - Class A	175,052
5,998	HP, Inc.	176,041
447	Intuit, Inc.	199,286
481	KLA Corp.	192,001
404	Lam Research Corp.	214,168
2,560	Microchip Technology, Inc.	214,477
718	Microsoft Corp.	206,999
490	Monolithic Power Systems, Inc.	245,265
339	MSCI, Inc.	189,735
1,030	Texas Instruments, Inc.	191,590
		3,236,297
	Total Common Stocks
	(Cost $9,547,263)	9,853,976

	MONEY MARKET FUNDS 26.1%
3,484,660	First American Government Obligations Fund, 4.65% (a)	3,484,660
	Total Money Market Funds
	(Cost $3,484,660)	3,484,660

	Total Investments Before Securities Sold Short
	(Cost $13,031,923)	13,338,636

	SECURITIES SOLD SHORT
	COMMON STOCKS (23.9)%
	Communications (2.9)%
(7,766)	AT&T, Inc.	(149,496)
(6,178)	News Corp. - Class B	(107,682)
(6,090)	Paramount Global - Class B	(135,868)
		(393,046)

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

March 31, 2023 (Continued)

Number of Shares		Value
	COMMON STOCKS (23.9)% (continued)
	Consumer Discretionary (6.5)%
(2,736)	Bath & Body Works, Inc.	$(100,083)
(8,736)	Ford Motor Co.	(110,074)
(3,706)	General Motors Co.	(135,936)
(3,618)	MGM Resorts International	(160,712)
(9,530)	Newell Brands, Inc.	(118,553)
(3,266)	Tapestry, Inc.	(140,797)
(4,500)	VF Corp.	(103,095)
		(869,250)
	Consumer Staples (1.2)%
(3,972)	The Kraft Heinz Co.	(153,597)

	Energy (0.8)%
(3,354)	EQT Corp.	(107,026)

	Financials (1.8)%
(1,324)	Capital One Financial Corp.	(127,316)
(7,060)	Invesco Ltd.	(115,784)
		(243,100)
	Health Care (2.8)%
(5,296)	Organon & Co.	(124,562)
(884)	PerkinElmer, Inc.	(117,802)
(1,060)	Universal Health Services, Inc. - Class B	(134,726)
		(377,090)
	Industrials (1.3)%
(1,766)	General Electric Co.	(168,830)

	Materials (1.1)%
(3,530)	Freeport-McMoRan, Inc.	(144,412)
	Utilities (5.5)%
(5,384)	CenterPoint Energy, Inc.	(158,613)
(2,295)	Dominion Energy, Inc.	(128,313)
(1,412)	DTE Energy Co.	(154,670)
(3,530)	Exelon Corp.	(147,872)
(5,295)	PPL Corp.	(147,148)
		(736,616)
	Total Securities Sold Short
	[Proceeds $(3,182,677)]	(3,192,967)

	Total Investments 76.0%
	(Cost $9,849,246)	10,145,669

	Other Assets in Excess of Liabilities 24.0%	3,210,006

	TOTAL NET ASSETS 100.0%	$13,355,675

(a)	7-day net yield at March 31, 2023.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

Summary of Schedule of Investments

March 31, 2023 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Securities Held Long
Technology	24.2%
Industrials	17.1
Health Care	9.6
Financials	7.8
Energy	4.1
Consumer Discretionary	4.0
Materials	2.8
Consumer Staples	2.7
Real Estate	1.5
73.8
Securities Held Short
Energy	(0.8)
Materials	(1.1)
Consumer Staples	(1.2)
Industrials	(1.3)
Financials	(1.8)
Health Care	(2.8)
Communications	(2.9)
Utilities	(5.5)
Consumer Discretionary	(6.5)
(23.9)
Total Common Stocks	49.9
Total Short-Term Investments	26.1
Total Investments	76.0
Other Assets in Excess of Liabilities	24.0
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

March 31, 2023

Number of Shares		Value
	COMMON STOCKS 98.8%
	Communications 9.0%
8,274	Baidu, Inc. - ADR (a)	$1,248,712
43,995	Digital Garage, Inc. (b)	1,443,030
84,923	GMO Internet, Inc. (b)	1,641,855
4,958	Meta Platforms, Inc. - Class A (a)	1,050,799
1,182	Swisscom AG (b)	753,421
21,916	Tencent Holdings Ltd. (b)	1,077,108
		7,214,925
	Consumer Discretionary 6.9%
15,817	Alibaba Group Holding Ltd. - ADR (a)	1,616,181
30,618	JD.com, Inc. - ADR (a)	1,343,824
73,316	Overstock.com, Inc. (a)	1,486,116
223,485	Rakuten Group, Inc. (b)	1,033,476
		5,479,597
	Consumer Staples 1.3%
7,071	Walmart, Inc.	1,042,619

	Financials 32.4%
7,556	American Express Co.	1,246,362
24,563	Citigroup, Inc.	1,151,759
29,763	Coinbase Global, Inc. - Class A (a)	2,011,086
68,959	Customers Bancorp, Inc. (a)	1,277,121
4,522	Deutsche Boerse AG (b)	880,046
390,477	Galaxy Digital Holdings Ltd. (a)(b)	1,490,834
10,340	Intercontinental Exchange, Inc.	1,078,359
10,849	JPMorgan Chase & Co.	1,413,733
3,679	Mastercard, Inc. - Class A	1,336,985
22,812	Nasdaq, Inc.	1,247,132
300,103	NU Holdings Ltd. (a)	1,428,490
21,762	PayPal Holdings, Inc. (a)	1,652,606
57,089	Plus500 Ltd. (b)	1,191,584
117,031	Robinhood Markets, Inc. - Class A (a)	1,136,371
71,609	SBI Holdings, Inc. (b)	1,415,191
8,340	Signature Bank/New York NY	1,526
9,664	The Bank of New York Mellon Corp.	439,132
2,233	The Goldman Sachs Group, Inc.	730,437
6,696	Visa, Inc. - Class A	1,509,680
21,073	Vontobel Holding AG (b)	1,365,789
157,210	WisdomTree Investments, Inc.	921,251
315,913	ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	996,044
		25,921,518
	COMMON STOCKS 98.8% (Continued)
	Industrials 3.2%
25,678	Hitachi Ltd. (b)	1,402,500
7,157	Siemens AG (b)	1,158,526
		2,561,026
	Technology 46.0%
4,212	Accenture PLC - Class A	1,203,832
11,918	Advanced Micro Devices, Inc. (a)	1,168,083
824,473	Bakkt Holdings, Inc. (a)	1,418,093
48,138	Block, Inc. (a)	3,304,674
8,253	Broadridge Financial Solutions, Inc.	1,209,642
412,613	Canaan, Inc. (a)	1,114,055
26,434	Cisco Systems, Inc.	1,381,837
8,729	Fujitsu Ltd. (b)	1,172,523
85,536	Hewlett Packard Enterprise Co.	1,362,589
61,092	Infosys Ltd. - ADR	1,065,445
12,171	International Business Machines Corp.	1,595,497
227,880	Marathon Digital Holdings, Inc. (a)	1,987,114
17,668	Micron Technology, Inc.	1,066,087
5,104	Microsoft Corp.	1,471,483
13,635	MicroStrategy, Inc. (a)	3,985,783
100,193	NTT Data Corp. (b)	1,306,980
5,255	NVIDIA Corp.	1,459,681
137,073	OneConnect Financial Technology Co. Ltd. (a)	729,228
15,384	Oracle Corp.	1,429,481
996	Samsung Electronics Co. Ltd. - GDR 144A (c)	1,223,586
11,112	SAP SE - ADR	1,406,224
15,000	Splunk, Inc. (a)	1,438,200
12,038	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,119,775
6,328	Texas Instruments, Inc.	1,177,071
338,873	Z Holdings Corp. (b)	951,473
		36,748,436
	Total Common Stocks
	(Cost $77,467,960)	78,968,121

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

March 31, 2023 (Continued)

Number of Shares		Value
	MONEY MARKET FUNDS 0.7%
569,141	First American Government Obligations Fund, 4.65% (d)	$569,141
	Total Money Market Funds
	(Cost $569,141)	569,141

	Total Investments 99.5%
	(Cost $78,037,101)	79,537,262

	Other Assets in Excess of Liabilities 0.5%	397,924

	TOTAL NET ASSETS 100.0%	$79,935,186

(a)	Non-Income Producing.

(b)	U.S.-dollar denominated security of a foreign issuer.

(c)

Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, 144 securities are deemed to be liquid. At March 31, 2023, the net value of these securities amounted to $1,223,586, which represents 1.5% of net assets.

(d)	7-day net yield at March 31, 2023.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

Summary of Schedule of Investments

March 31, 2023 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	46.0%
Financials	32.4
Communications	9.0
Consumer Discretionary	6.9
Industrials	3.2
Consumer Staples	1.3
Total Common Stocks	98.8
Total Short-Term Investments	0.7
Total Investments	99.5
Other Assets in Excess of Liabilities	0.5
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Assets and Liabilities

March 31, 2023

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
ASSETS:
Investments at cost	$41,301,431	$13,031,923	$78,037,101
Investments at value	$42,464,379	$13,338,636	$79,537,262
Cash	—	666	—
Cash held at broker for securities sold short	—	3,204,152	—
Interest and dividends receivable	20,142	26,447	442,014
Prepaid expenses and other assets	—	—	75
Total assets	42,484,521	16,569,901	79,979,351

LIABILITIES:
Securities sold short, proceeds		$3,182,677
Securities sold short, at value	$—	$3,192,967	$—
Payable to Adviser	14,730	10,415	44,165
Dividends and interest payable on securities sold short	—	10,844	—
Total liabilities	14,730	3,214,226	44,165

Net Assets	$42,469,791	$13,355,675	$79,935,186

NET ASSETS CONSIST OF:
Paid in capital	$44,062,048	$18,752,577	$192,137,059
Total distributable earnings (loss)	(1,592,257)	(5,396,902)	(112,201,873)
Net Assets	$42,469,791	$13,355,675	$79,935,186

Shares issued and outstanding, $0 par value, unlimited shares authorized	800,000	380,060	3,725,000

Net Asset Value, Redemption Price and Offering Price Per Share	$53.09	$35.14	$21.46

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Operations

For the Year Ended March 31, 2023

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
INVESTMENT INCOME:
Dividend income	$675,563	$264,317	$2,063,082
Interest income	30,037	266,398	51,901
Foreign withholding tax	(637)	(366)	(167,474)
Total investment income	704,963	530,349	1,947,509

EXPENSES:
Investment advisory fees	182,137	179,118	797,216
Dividends on securities sold short	—	130,326	—
Borrowing fees on securities sold short	—	78,996	—
Total expenses before waiver	182,137	388,440	797,216
Waiver of advisory fees for borrowing fees	—	(30,185)	—
Net expenses	182,137	358,255	797,216

Net Investment Income	522,826	172,094	1,150,293

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(2,272,259)	(715,190)	(79,879,708)
In-Kind Redemptions	473,123	(59,341)	3,596,379
Securities sold short	—	(2,153,342)	—
Foreign currency translations	—	—	(79,378)
Change in net unrealized appreciation/depreciation on:
Investments	(807,421)	(1,235,776)	(523,736)
Securities sold short	—	2,405,062	—
Foreign currency transactions	—	—	(9,137)

Net Realized and Unrealized Loss on Investments	(2,606,557)	(1,758,587)	(76,895,580)

Net Decrease in Net Assets Resulting from Operations	$(2,083,731)	$(1,586,493)	$(75,745,287)

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

	Siren DIVCON Leaders Dividend ETF		Siren DIVCON Dividend Defender ETF
	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
OPERATIONS:
Net investment income (loss)	$522,826	$395,514	$172,094	$(179,391)
Net realized gain (loss) on:
Investments	(2,272,259)	(564,299)	(715,190)	3,284,841
In-Kind Redemptions	473,123	10,139,016	(59,341)	2,626,176
Securities sold short	—	—	(2,153,342)	(2,207,761)
Change in net unrealized appreciation/depreciation on:
Investments	(807,421)	(5,692,034)	(1,235,776)	(2,077,225)
Securities sold short	—	—	2,405,062	(655,005)
Net increase (decrease) in net assets resulting from operations	(2,083,731)	4,278,197	(1,586,493)	791,635

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(536,750)	(1,054,074)	(166,759)	—
Net decrease in net assets resulting from distributions paid	(536,750)	(1,054,074)	(166,759)	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,896,518	45,810,930	—	11,191,970
Shares redeemed	(15,100,190)	(32,477,728)	(18,326,930)	(15,744,075)
Transaction fees	—	16	6,332	27,055
Net increase (decrease) in net assets resulting from capital share transactions	(11,203,672)	13,333,218	(18,320,598)	(4,525,050)

Total Increase (Decrease) in Net Assets	(13,824,153)	16,557,341	(20,073,850)	(3,733,415)

NET ASSETS:
Beginning of Year	56,293,944	39,736,603	33,429,525	37,162,940
End of Year	$42,469,791	$56,293,944	$13,355,675	$33,429,525

TRANSACTIONS IN SHARES:
Shares sold	75,000	775,000	—	300,000
Shares redeemed	(300,000)	(550,000)	(525,000)	(425,000)
Net increase (decrease) in shares outstanding	(225,000)	225,000	(525,000)	(125,000)

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

(Continued)

	Siren Nasdaq NexGen Economy ETF
	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
OPERATIONS:
Net investment income	$1,150,293	$1,461,877
Net realized gain (loss) on:
Investments	(79,879,708)	(42,545,018)
In-Kind Redemptions	3,596,379	23,129,450
Foreign currency transactions	(79,378)	(90,879)
Change in net unrealized appreciation/depreciation on:
Investments	(523,736)	(46,069,539)
Foreign currency translations	(9,137)	6,710
Net decrease in net assets resulting from operations	(75,745,287)	(64,107,399)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,277,363)	(1,313,372)
Net decrease in net assets resulting from distributions paid	(1,277,363)	(1,313,372)

CAPITAL SHARE TRANSACTIONS:
Shares sold	8,072,865	41,956,683
Shares redeemed	(44,923,610)	(84,421,558)
Transaction fees	5,601	844
Net decrease in net assets resulting from capital share transactions	(36,845,144)	(42,464,031)

Total Decrease in Net Assets	(113,867,794)	(107,884,802)

NET ASSETS:
Beginning of Year	193,802,980	301,687,782
End of Year	$79,935,186	$193,802,980

TRANSACTIONS IN SHARES:
Shares sold	325,000	875,000
Shares redeemed	(1,800,000)	(1,975,000)
Net decrease in shares outstanding	(1,475,000)	(1,100,000)

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period November 1, 2020(1) to March 31, 2021		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$54.92	$49.67	$42.71		$36.27	$31.76		$29.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.62	0.45	0.21		0.37	0.50		0.39
Net realized and unrealized gain (loss) on investments	(1.80)	5.89	7.00		6.46	4.51		1.77
Total Income (Loss) from Investment Operations	(1.18)	6.34	7.21		6.83	5.01		2.16

LESS DISTRIBUTIONS:
From net investment income	(0.65)	(0.42)	(0.25)		(0.39)	(0.50)		(0.36)
From net realized gain on investments	—	(0.67)	—		—	—	(3)	(0.02)
Total Distributions	(0.65)	(1.09)	(0.25)		(0.39)	(0.50)		(0.38)

Net Asset Value, End of Period	$53.09	$54.92	$49.67		$42.71	$36.27		$31.76

Total Return
Net Asset Value(4)	(2.01%)	12.68%	16.91	%(6)	18.98%	15.95%		7.19%
Market Value(5)	(2.22%)	12.75%	17.39	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,470	$56,294	$39,737		$35,238	$31,735		$45,257
Ratio of expenses to average net assets	0.43%	0.43%	0.43	%(7)	0.43%	0.43%		0.43%
Ratio of net investment income to average net assets	1.23%	0.81%	1.09	%(7)	0.92%	1.50%		1.18%
Portfolio turnover rate(8)	53.66%	66.42%	47.34	%(6)(9)	1.81%	65.52	%(9)	0.26%

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Less than 0.001.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.
(9)	During the year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Year Ended March 31, 2023		For the Year Ended March 31, 2022		For the Period November 1, 2020(1) to March 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$36.94		$36.08		$35.19		$30.63		$27.54		$26.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.28		(0.19)		(0.02)		(0.22)		0.26		0.12
Net realized and unrealized gain (loss) on investments	(1.69)		1.05		0.91		4.85		3.09		1.41
Total Income (Loss) from Investment Operations	(1.41)		0.86		0.89		4.63		3.35		1.53

LESS DISTRIBUTIONS:
From net investment income	(0.39)		—		—		(0.07)		(0.26)		(0.07)
Total Distributions	(0.39)		—		—		(0.07)		(0.26)		(0.07)

Net Asset Value, End of Period	$35.14		$36.94		$36.08		$35.19		$30.63		$27.54

Total Return
Net Asset Value(3)	(3.77%)		2.37%		2.53	%(5)	15.12%		12.22%		5.89%
Market Value(4)	(3.43%)		2.36%		2.36	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,356		$33,430		$37,163		$47,686		$6,126		$5,509
Ratio of expenses to average net assets:
Before waivers	1.84	%(7)	1.74	%(7)	1.60	%(6)(7)	1.64	%(9)	1.44	%(9)	1.21	%(9)
Net of waivers	1.70	%(8)	1.65	%(8)	1.49	%(6)(8)	1.64	%(9)	1.44	%(9)	1.21	%(9)
Ratio of net investment income (loss) to average net assets:
Before waivers	0.67	%(7)	(0.58	%)(7)	(0.27	%)(6)(7)	(0.65	%)(9)	0.89	%(9)	0.42	%(9)
Net of waivers	0.81	%(8)	(0.49	%)(8)	(0.16	%)(6)(8)	(0.65	%)(9)	0.89	%(9)	0.42	%(9)
Portfolio turnover rate(10)	62.40	%(11)	54.66	%(11)	75.16	%(5)(11)	23.34	%(12)	57.30	%(11)	36.94%

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Per share net investment income (loss) has been calculated using the daily average share method.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(5)	Not annualized.
(6)	Annualized.
(7)

Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.21% and 0.53%, respectively. For the year ended March 31, 2022, interest expense (borrowing fees) and dividend expense were 0.19% and 0.70%, respectively. For the year ended March 31, 2023, interest expense (borrowing fees) and dividend expense were 0.37% and 0.62%, respectively.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented. (Continued)

(8)

Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.10% and 0.53%, respectively. For the year ended March 31, 2022, interest expense (borrowing fees) and dividend expense were 0.23% and 0.70%, respectively. For the year ended March 31, 2023, interest expense (borrowing fees) and dividend expense were 0.10% and 0.62%, respectively. The Adviser had agreed to limit interest expense (borrowing fees) to 0.10% of the average daily net assets through November 23, 2022. The expense limitation agreement expired on November 23, 2022. See Note 5.

(9)

Includes interest expense (borrowing fees), rebates and dividend expense associated with short sale transactions. For the year ended October 31, 2020, interest expense (borrowing fees) and dividend expense were 0.05% and 0.74%, respectively. For the year ended October 31, 2019, the rebate and dividend expense were (0.39%) and 0.59%, respectively. For the year ended October 31, 2018, the rebate and dividend expense were (0.30%) and 0.66%, respectively.

(10)	Portfolio turnover rate excludes securities received or delivered in-kind.
(11)	During the period, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
(12)

Portfolio turnover rate excludes the purchase and sale of the Reality Shares DIVCON Dividend Guard ETF acquired on March 27, 2020. If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Year Ended March 31, 2023		For the Year Ended March 31, 2022		For the Period November 1, 2020(1) to March 31, 2021		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period January 17, 2018(2) to October 31, 2018
Net Asset Value, Beginning of Period	$37.27		$47.89		$33.08		$24.03	$21.19	$24.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.25		0.24		0.12		0.29	0.34	0.21
Net realized and unrealized gain (loss) on investments	(15.78)		(10.66)		14.83		8.97	2.86	(2.86)
Total Income (Loss) from Investment Operations	(15.53)		(10.42)		14.95		9.26	3.20	(2.65)

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.20)		(0.14)		(0.21)	(0.36)	(0.16)
Total Distributions	(0.28)		(0.20)		(0.14)		(0.21)	(0.36)	(0.16)

Net Asset Value, End of Period	$21.46		$37.27		$47.89		$33.08	$24.03	$21.19

Total Return
Net Asset Value(4)	(41.79%)		(21.82%)		45.25	%(6)	38.81%	15.24%	(11.09	%)(6)
Market Value(5)	(41.50%)		(22.59%)		45.76	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$79,935		$193,803		$301,688		$128,195	$67,277	$86,348
Ratio of expenses to average net assets	0.68%		0.68%		0.68	%(7)	0.68%	0.68%	0.68	%(7)
Ratio of net investment income to average net assets	0.98%		0.53%		0.68	%(7)	1.01%	1.51%	1.14	%(7)
Portfolio turnover rate(8)	134.68	%(9)	70.65	%(9)	37.54	%(6)	18.39%	20.72%	31.18	%(6)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Commencement of operations.
(3)	Per share net investment income has been calculated using the daily average share method.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the NASDAQ Stock Market, LLC. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.
(9)	During the fiscal year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Notes to Financial Statements

March 31, 2023

1.	Organization

Siren ETF Trust (the “Trust”) was organized on October 25, 2019 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series (each a “Fund” or collectively the “Funds”). The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). As of the fiscal year ended March 31, 2023, the Trust consisted of three funds: the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NexGen Economy ETF. The Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are each diversified funds and the Siren Nasdaq NexGen Economy ETF is a non-diversified fund under the 1940 Act. SRN Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Fund	Commencement of Operations Date
Siren DIVCON Leaders Dividend ETF	January 6, 2016
Siren DIVCON Dividend Defender ETF	January 14, 2016
Siren Nasdaq NexGen Economy ETF	January 17, 2018

On November 23, 2020, pursuant to an Agreement and Plan of Reorganization (the ‘‘Reorganization’’) previously approved by the Board of Trustees of Reality Shares Trust, the shareholders of each of the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares Nasdaq NexGen Economy ETF (the ‘‘Predecessor Funds’’) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of each Predecessor Fund were transferred into a corresponding series (the “Successor Funds”) of the Trust in exchange for shares of the corresponding Successor Fund. The following is a summary of the Reorganization:

Successor Fund	Predecessor Fund
Siren DIVCON Leaders Dividend ETF	Reality Shares DIVCON Leaders Dividend ETF
Siren DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Defender ETF
Siren Nasdaq NexGen Economy ETF	Reality Shares Nasdaq NexGen Economy ETF

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of each Successor Fund is the same as that of its Predecessor Fund. The Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Funds for periods prior to the Reorganization date. The Predecessor Funds’ fiscal year end of October 31, was also adopted by the Successor Funds. The Board elected to change the Successor Funds’ fiscal year end to March 31 from October 31.

2.	Share Transactions

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges. The shares of the Siren Nasdaq NexGen Economy ETF are principally listed and traded on the NASDAQ Stock Market. The shares of the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are principally listed and traded on the Cboe BZX Exchange. The market price of each Fund may be below, at, or above its net asset value (“NAV”).

Each Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. The Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shares of the Funds may only be purchased or redeemed by certain

Siren ETF Trust

Notes to Financial Statements

March 31, 2023 (Continued)

financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.

3.	Significant Accounting Policies

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distribution of Income and Gains: Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Cash Held at Broker for Securities Sold Short: Cash held at broker for securities sold short represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales. As of the fiscal year ended March 31, 2023, the Siren DIVCON Dividend Defender ETF had amounts due from one broker.

Siren ETF Trust

Notes to Financial Statements

March 31, 2023 (Continued)

Short Sales: A Fund may sell securities it does not own in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. The Funds may also receive rebate income from the broker resulting from the investment of proceeds from securities sold short. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the fiscal year ended March 31, 2023, the Siren DIVCON Dividend Defender ETF engaged in short sale activity.

A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities – at the exchange rates prevailing at market close.

(2)	Purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Funds’ financial statements are stated in U.S. dollars.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it

Siren ETF Trust

Notes to Financial Statements

March 31, 2023 (Continued)

involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the fiscal period ended March 31, 2023.

4.	Securities Valuation

The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

If market quotations are not readily available or they are unreliable, securities are valued at fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs fair value determinations relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser has appointed an officer of the Adviser to carry out the Adviser’s responsibilities under Rule 2a-5 as valuation designee and has adopted policies and procedures in connection therewith.

The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Siren ETF Trust

Notes to Financial Statements

March 31, 2023 (Continued)

●

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023:

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$41,843,843	$—	$—	$41,843,843
Short-Term Investments
Money Market Funds	620,536	—	—	620,536
Total	$42,464,379	$—	$—	$42,464,379

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks(a)	$9,853,976	$—	$—	$9,853,976
Short-Term Investments
Money Market Funds	3,484,660	—	—	3,484,660
Total Assets	$13,338,636	$—	$—	$13,338,636

Liabilities
Equity
Common Stocks(a)	$(3,192,967)	$—	$—	$(3,192,967)
Total Liabilities	$(3,192,967)	$—	$—	$(3,192,967)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$78,968,121	$—	$—	$78,968,121
Short-Term Investments
Money Market Funds	569,141	—	—	569,141
Total	$79,537,262	$—	$—	$79,537,262

(a)	See each Fund’s Schedule of Investments for breakout by sector classification.

Siren ETF Trust

Notes to Financial Statements

March 31, 2023 (Continued)

5.	Investment Advisory and Other Agreements

Advisory Fee: Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Siren DIVCON Leaders Dividend ETF	0.43%
Siren DIVCON Dividend Defender ETF	0.85%
Siren Nasdaq NexGen Economy ETF	0.68%

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Expenses Associated with Securities Sold Short: The Trust and the Adviser had entered into a written expense limitation agreement (the “Agreement”) pursuant to which the Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep aggregate interest expenses (borrowing fees) on securities sold short from exceeding 0.10% of the average daily net assets of the Siren DIVCON Dividend Defender ETF until November 23, 2022 (the “Expense Limitation”). The Agreement expired on November 23, 2022. Expenses waived during the fiscal year ended March 31, 2023, prior to the expiration of the Agreement, were $30,185.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of March 31, 2023, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

Morgan, Lewis & Bockius LLP serves as Legal Counsel to the Trust, and the Funds.

Foreside Financial Services, LLC serves as the Distributor of Creation Units for the Funds. The Distributor serves as the principal underwriter for shares of the Funds, and acts as the Funds’ Distributor in a continuous public offering of the Funds’ shares. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Share Transactions” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

6.	Related Parties

At March 31, 2023, certain Officers and Trustees of the Trust were also officers or employees of the Adviser.

Siren ETF Trust

Notes to Financial Statements

March 31, 2023 (Continued)

Pursuant to an agreement between the Trust, on behalf of the Funds, and Foreside Financial Services, LLC, certain employees of Foreside Financial Services, LLC serve as Principal Financial Officer, Treasurer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Funds. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

7.	Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2023, were as follows:

Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$23,136,837	$22,424,008
Siren DIVCON Dividend Defender ETF	$10,463,745	$12,123,268
Siren Nasdaq NexGen Economy ETF	$155,631,766	$157,282,960

The cost of in-kind purchases and the proceeds from in-kind redemptions for the fiscal year ended March 31, 2023, were as follows:

In-Kind Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$3,763,266	$14,480,520
Siren DIVCON Dividend Defender ETF	$—	$14,299,492
Siren Nasdaq NexGen Economy ETF	$7,517,371	$42,439,745

8.	Distributions to Shareholders and Other Income Tax Information

The tax character of distributions paid during the fiscal years ended March 31, 2023, and March 31, 2022, were as follows:

	Fiscal year ended March 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$536,750	$—	$—	$536,750
Siren DIVCON Dividend Defender ETF	137,224	—	29,535	166,759
Siren Nasdaq NexGen Economy ETF	1,277,363	—	—	1,277,363

	Fiscal year ended March 31, 2022
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$380,553	$673,521	$—	$1,054,074
Siren Nasdaq NexGen Economy ETF	1,313,372	—	—	1,313,372

Siren ETF Trust

Notes to Financial Statements

March 31, 2023 (Continued)

At March 31, 2023, the cost of investments and net unrealized appreciation (depreciation) on investments, securities sold short, and currency for federal income tax cost purposes were as follows:

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
Cost of investments	$41,362,553	$10,051,116	$88,019,101
Gross unrealized appreciation	$3,218,041	$1,258,366	$9,693,213
Gross unrealized depreciation	(2,116,215)	(1,163,813)	(18,175,052)
Net unrealized appreciation/depreciation	1,101,826	94,553	(8,481,839)
Undistributed ordinary income	1,037	—	156,554
Undistributed long-term capital gain	—	—	—
Other accumulated losses	(2,695,120)	(5,491,455)	(103,876,588)
Total distributable earnings (accumulated losses)	$(1,592,257)	$(5,396,902)	$(112,201,873)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

At March 31, 2023, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-In Capital
Siren DIVCON Leaders Dividend ETF	$(416,178)	$416,178
Siren DIVCON Dividend Defender ETF	$118,627	$(118,627)
Siren Nasdaq NexGen Economy ETF	$7,202,634	$(7,202,634)

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions and net operating losses.

At March 31, 2023, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term Losses		Non-Expiring Long-Term Losses	Total
Siren DIVCON Leaders Dividend ETF	$2,695,120		$—	$2,695,120
Siren DIVCON Dividend Defender ETF	$5,491,455	(a)	$—	$5,491,455
Siren Nasdaq NexGen Economy ETF	$76,212,305		$27,645,503	$103,857,808

(a)

Includes losses of $925,014 that are subject to IRC Section 382 limitation as a result of the Fund’s merger with Reality Shares DIVCON Dividend Guard ETF. Utilization of these carry forwards is limited to a maximum of $164,767 per year.

9.	Rule 12b-1 Plan

The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) applicable to its shares. The Rule 12b-1 Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses

Siren ETF Trust

Notes to Financial Statements

March 31, 2023 (Continued)

such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

As of March 31, 2023, the Funds have not incurred any distribution fees, and there are no plans to impose these fees. However, in the event that Rule 12b-1 fees are charged in the future, because the Funds would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Funds.

10.	Principal Risks

In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some risk factors affecting your investments in the Funds are set forth below:

Investments in Other Investment Companies: A Fund may invest in other investment companies, including those managed by the Adviser, to the extent permitted by Sections 12(d)(1)(F) or (G) of the 1940 Act or any rule under the 1940 Act or any interpretation thereunder or order granted by the SEC. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When a Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. As of March 31, 2023, 26.1% of DFND’s net assets were invested in the First American Government Obligations Fund, a money market fund.

Counterparty Risk: Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Foreign Exchange Rate Risk: (for the Siren Nasdaq NexGen Economy ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Foreign Issuer Exposure Risk: The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities is subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Industry Concentration Risk: The Siren Nasdaq NexGen Economy ETF may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Non-Diversification Risk: The Siren Nasdaq NexGen Economy ETF is non-diversified, which means that the Fund may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Siren ETF Trust

Notes to Financial Statements

March 31, 2023 (Continued)

Market Risk: Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.

Short Sales Risk: (for the Siren DIVCON Dividend Defender ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. To the extent a fund invests in illiquid securities, such investments may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a fund’s portfolio, the ability of the fund to assign an accurate daily value to these investments may be difficult.

11.    Subsequent Events

In preparing these financial statements, the Funds have evaluated events after March 31, 2023 and determined that there were no subsequent events that would require adjustment to or additional disclosure in these financial statements.

Siren ETF Trust

Change in Independent Registered Public Accounting Firm

March 31, 2023 (Unaudited)

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Siren ETF Trust (the “Funds”). The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s Investment Management Group.

The report of BBD on the financial statements of the Funds as of and for the fiscal years ended 2022 and 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended 2022 and 2021, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 14, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year March 31, 2023.

During the fiscal years ended 2022 and 2021, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Siren ETF Trust

Report of Independent Registered Public Accounting Firm

March 31, 2023

To the Shareholders and Board of Trustees of Siren ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NexGen Economy ETF (the “Funds”), each a series of Siren ETF Trust, as of March 31, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended. In addition, we have audited the financial highlights for the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF for each of the years in the three- year period ended October 31, 2020 and for the Siren Nasdaq NexGen Economy ETF for each of the years in the two-year period ended October 31, 2020 and for the period January 17, 2018 to October 31, 2018 (the above are collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended and for each of the periods noted above, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the year ended March 31, 2022, and the financial highlights for the period November 1, 2020 to March 31, 2021, were audited by other auditors whose report dated May 25, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023 as part of the Siren ETF Trust and previously served as the Funds’ auditor from 2018 through 2020 as part of the Reality Shares Trust.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
May 26, 2023

Siren ETF Trust

Expense Example

March 31, 2023 (Unaudited)

As a shareholder of one or more Funds of the Siren ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples in the table below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Siren ETF Trust

Expense Example

March 31, 2023 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE 3/31/2023	ANNUALIZED EXPENSE RATIO*	EXPENSES PAID DURING THE PERIOD PER $1,000*
Siren DIVCON Leaders Dividend ETF
Actual Fund Return	$ 1,000.00	$ 1,182.70	0.43%	$2.34
Hypothetical 5% Return	$ 1,000.00	$ 1,022.79	0.43%	$2.17
Siren DIVCON Dividend Defender ETF
Actual Fund Return	$ 1,000.00	$ 1,068.90	1.53%	$7.89
Hypothetical 5% Return	$ 1,000.00	$ 1,017.30	1.53%	$7.70
Siren Nasdaq NexGen Economy ETF
Actual Fund Return	$ 1,000.00	$ 979.70	0.68%	$3.36
Hypothetical 5% Return	$ 1,000.00	$ 1,021.54	0.68%	$3.43

*	Actual expenses are equal to each Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 182/365 to reflect the six-month period.

Siren ETF Trust

Trustees and Officers of the Trust

As of March 31, 2023 (Unaudited)

The following charts list and provide certain information regarding the Trustees and Officers of the Trust as of March 31, 2023. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling (866) 829-5457.

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustee
Scott Freeze(4) (Born: 1970)	Trustee (since 2020)	Founder and President, Street One Financial, LLC, a trading firm, since 2009.	3	None.
Independent Trustees
Alexander Castillo (Born: 1988)	Trustee (since 2020)	Founder and President, Sandcastle Homecare since 2014.	3	None.
Michael J. Dillon (Born: 1969)	Trustee (since 2020)	Clinic Director, ATI Physical Therapy since 2004.	3	None.
Sonica Kearney (Born: 1972)	Trustee (since 2020)	Head of Access (US), Redburn (USA) LLC, a broker-dealer, since 2013. Head of HR (US), Redburn (USA) LLC from 2008 to 2018.	3	None.
Andrew Kushner (Born: 1971)	Trustee (since 2020)	President, Citrus Sales Corp. since 2014. President, All Beverage Corp. since 2004.	3	None.
Christopher R. Zapalski (Born: 1977)	Trustee (since 2020)	Accountant and Attorney, Zapalski Law since 2002.	3	None.

(1)	Unless otherwise noted, the business address of each Trustee is 2600 Philmont Avenue, Suite 215, Huntingdon Valley, Pennsylvania 19006.

(2)	Each Trustee shall serve until death, resignation or removal.

(3)	The term “Fund Complex” refers to the Trust.

(4)	Mr. Freeze may be deemed to be an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his affiliation with the Adviser.

Siren ETF Trust

Trustees and Officers of the Trust

As of March 31, 2023 (Unaudited) (Continued)

Name and Age	Position with Trust and Length of Term(1)	Principal Occupations in Past 5 Years
Scott Freeze (2) (Born: 1970)	President (since 2020)	Founder and President, Street One Financial, LLC, a trading firm, 2009 to Present.
Troy Statczar (3) (Born: 1971)	Treasurer (since 2020)

Senior Director, PFO Services, Foreside Fund Officer Services, LLC, January 2020 to Present; Director, Fund Administration, Thornburg Investment Management, April 2017 – June 2018; Director, U.S. Operations, Henderson Global Investors, July 2008 – April 2017 .

Michael Blaszczyk (2) (Born: 1981)	Secretary (since 2020)	Sales Trader, Street One Financial, LLC, January 2014 to Present.
Robert Spengler (3) (Born: 1980)	Chief Compliance Officer (since 2023)

Senior Principal Consultant, Foreside Fund Officer Services, LLC, December 2020 - Present; Vice President, Compliance and Regulatory Consulting, Duff & Phelps, June 2018 - December 2020; Compliance Manager, Compliance Consulting, Cipperman Compliance Services, LLC, September 2014 - June 2018.

(1)	Each officer shall serve until death, resignation or removal.

(2)	The business address of Scott Freeze and Michael Blaszczyk is 2600 Philmont Avenue, Suite 215, Huntingdon Valley, Pennsylvania 19006.

(3)	The business address of Troy Statczar and Robert Spengler is Three Canal Plaza, Suite 100, Portland, ME 04101.

Siren ETF Trust

Additional Information

March 31, 2023 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended March 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Siren DIVCON Leaders Dividend ETF	100.00%
Siren DIVCON Dividend Defender ETF	100.00%
Siren Nasdaq NexGen Economy ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2023 was as follows:

Siren DIVCON Leaders Dividend ETF	100.00%
Siren DIVCON Dividend Defender ETF	100.00%
Siren Nasdaq NexGen Economy ETF	89.07%

Short Term Cap Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Siren DIVCON Leaders Dividend ETF	0.00%
Siren DIVCON Dividend Defender ETF	0.00%
Siren Nasdaq NexGen Economy ETF	0.00%

Siren ETF Trust

Additional Information

March 31, 2023 (Unaudited)(Continued)

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.sirenetfs.com.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Disclosure of Portfolio Holdings

Siren ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-732-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Siren ETF Trust’s website at www.sirenetfs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (866) 829-5457, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.sirenetfs.com. Information on how the Funds voted proxies relating to portfolio securities during the available without charge, upon request, by calling (800) SEC-0330 or by accessing the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ended June 30.

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(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Christopher R. Zapalski is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the given fiscal year. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were for the seed-balance audit for the Trust. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2023	FYE 03/31/2022
( a ) Audit Fees	$39,000	$39,000
( b ) Tax Fees	$9,000	$12,000
( c ) All Other Fees	$0	$0

(d) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Alexander Castillo, Michael J. Dillon, Sonica Kearney, Andrew Kushner and Christopher R. Zapalski.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed Herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Siren ETF Trust

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	06/06/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	06/06/2023

By (Signature and Title)	/s/ Troy Statczar
Troy Statczar, Treasurer/Principal Financial Officer

Date	06/07/2023